Goodwill and Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the nine-months ended September 30, 2019 were as follows:

U.S. $ in thousands
Goodwill as of January 1, 2019	$385,849
Foreign currency translation adjustments	(517)
Goodwill as of September 30, 2019	$385,332

Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	September 30, 2019			December 31, 2018
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$299,100	$(248,197)	$50,903	$299,100	$(236,375)	$62,725
Patents	11,739	(6,510)	5,229	10,127	(5,752)	4,375
Trademarks and trade names	26,235	(19,933)	6,302	26,212	(19,067)	7,145
Customer relationships	102,837	(75,116)	27,721	102,984	(70,353)	32,631
Capitalized software development costs	19,541	(19,399)	142	19,540	(19,142)	398
	$459,452	$(369,155)	$90,297	$457,963	$(350,689)	$107,274

Schedule of Estimated Amortization Expense Relating to Intangible Assets

As of September 30, 2019, the estimated amortization expense relating to intangible assets for each of the following periods was as follows:

Estimated
amortization expense
(U.S. $ in thousands)
Remaining 3 months of 2019	$6,275
2020	24,278
2021	24,118
2022	24,022
Thereafter	11,604
Total	90,297